Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AECC Aviation Power Co. Ltd., Class A	145,098	$435,419
AVIC Aircraft Co. Ltd., Class A	188,500	401,636
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	58,000	242,138
China Avionics Systems Co. Ltd., Class A	101,500	202,434
China Spacesat Co. Ltd., Class A	72,500	215,298

		1,496,925

Air Freight & Logistics — 0.4%
SF Holding Co. Ltd., Class A	72,500	407,852
Yunda Holding Co. Ltd., Class A	101,500	473,738

		881,590

Airlines — 0.8%
Air China Ltd., Class A	261,000	307,510
China Eastern Airlines Corp. Ltd., Class A(a)	652,500	479,790
China Southern Airlines Co. Ltd., Class A	580,026	548,355
Spring Airlines Co. Ltd., Class A	58,004	355,616

		1,691,271

Auto Components — 0.9%
China Shipbuilding Industry Group Power Co. Ltd., Class A(a)	116,000	345,136
Fuyao Glass Industry Group Co. Ltd., Class A	130,500	393,650
Huayu Automotive Systems Co. Ltd., Class A	203,000	723,574
Shandong Linglong Tyre Co. Ltd., Class A	72,500	215,813
Wanxiang Qianchao Co. Ltd., Class A	188,500	135,395
Weifu High-Technology Group Co. Ltd., Class A	58,000	138,153

		1,951,721

Automobiles — 1.4%
BYD Co. Ltd., Class A	116,073	706,029
Chongqing Changan Automobile Co. Ltd., Class A	261,000	265,274
Guangzhou Automobile Group Co. Ltd., Class A	159,560	260,246
SAIC Motor Corp. Ltd., Class A	507,547	1,693,108

		2,924,657

Banks — 17.8%
Agricultural Bank of China Ltd., Class A	4,930,000	2,547,352
Bank of Beijing Co. Ltd., Class A	1,392,000	1,094,686
Bank of Chengdu Co. Ltd., Class A	232,077	277,716
Bank of China Ltd., Class A	2,305,500	1,210,898
Bank of Communications Co. Ltd., Class A	2,595,500	2,066,924
Bank of Guiyang Co. Ltd., Class A	203,080	263,484
Bank of Hangzhou Co. Ltd., Class A	329,196	420,569
Bank of Jiangsu Co. Ltd., Class A	768,500	771,266
Bank of Nanjing Co. Ltd., Class A	565,580	692,860
Bank of Ningbo Co. Ltd., Class A	343,610	1,317,440
Bank of Shanghai Co. Ltd., Class A	928,019	1,229,077
China CITIC Bank Corp. Ltd., Class A	362,500	315,434
China Construction Bank Corp., Class A	623,500	645,215
China Everbright Bank Co. Ltd., Class A	2,639,000	1,625,810
China Merchants Bank Co. Ltd., Class A	1,363,063	6,868,863
China Minsheng Banking Corp. Ltd., Class A	2,334,580	2,038,095
Huaxia Bank Co. Ltd., Class A	836,660	889,552
Industrial & Commercial Bank of China Ltd., Class A	3,567,000	2,992,479
Industrial Bank Co. Ltd., Class A	1,377,500	3,660,480
Ping An Bank Co. Ltd., Class A	1,131,036	2,610,583
Shanghai Pudong Development Bank Co. Ltd., Class A	1,942,320	3,449,202

		36,987,985

Beverages — 10.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	101,500	1,452,192
Kweichow Moutai Co. Ltd., Class A	82,892	13,884,776

Security	Shares	Value

Beverages (continued)
Luzhou Laojiao Co. Ltd., Class A	101,500	$1,256,386
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	58,066	733,589
Tsingtao Brewery Co. Ltd., Class A	43,500	290,220
Wuliangye Yibin Co. Ltd., Class A	261,014	4,893,746

		22,510,909

Biotechnology — 0.8%
Chongqing Zhifei Biological Products Co. Ltd., Class A	87,000	600,200
Shenzhen Kangtai Biological Products Co. Ltd., Class A	43,598	536,199
Walvax Biotechnology Co. Ltd., Class A	101,598	435,112

		1,571,511

Capital Markets — 7.5%
Anxin Trust Co. Ltd., Class A(a)	362,540	216,145
Caitong Securities Co. Ltd., Class A	232,047	327,748
Changjiang Securities Co. Ltd., Class A	362,500	350,426
China Merchants Securities Co. Ltd., Class A	377,034	879,879
CITIC Securities Co. Ltd., Class A	652,500	2,009,930
Dongxing Securities Co. Ltd., Class A	174,039	268,792
East Money Information Co. Ltd., Class A	449,500	952,005
Everbright Securities Co. Ltd., Class A	261,000	424,586
First Capital Securities Co. Ltd., Class A	217,500	205,933
Founder Securities Co. Ltd., Class A	536,500	512,537
GF Securities Co. Ltd., Class A(a)	391,500	762,476
Guosen Securities Co. Ltd., Class A	275,500	478,287
Guotai Junan Securities Co. Ltd., Class A	493,045	1,194,005
Guoyuan Securities Co. Ltd., Class A	217,500	260,889
Haitong Securities Co. Ltd., Class A	536,500	1,073,815
Hithink RoyalFlush Information Network Co. Ltd., Class A	34,300	473,310
Huaan Securities Co. Ltd., Class A	232,000	207,477
Huatai Securities Co. Ltd., Class A	435,000	1,077,520
Huaxi Securities Co. Ltd., Class A	174,000	235,387
Industrial Securities Co. Ltd., Class A	449,560	407,145
Orient Securities Co. Ltd./China, Class A	391,523	555,774
SDIC Capital Co. Ltd., Class A	232,004	403,763
Shanxi Securities Co. Ltd., Class A	188,500	208,444
Shenwan Hongyuan Group Co. Ltd., Class A	1,450,000	985,925
Sinolink Securities Co. Ltd., Class A	203,088	245,332
SooChow Securities Co. Ltd., Class A	188,500	243,229
Southwest Securities Co. Ltd., Class A	348,000	220,320
Western Securities Co. Ltd., Class A	232,020	291,480

		15,472,559

Chemicals — 2.1%
Hengli Petrochemical Co. Ltd., Class A	372,615	852,112
Hengyi Petrochemical Co. Ltd., Class A	188,500	383,976
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	565,500	237,610
Rongsheng Petro Chemical Co. Ltd., Class A	275,550	431,045
Sinopec Shanghai Petrochemical Co. Ltd., Class A	391,531	220,091
Tianqi Lithium Corp., Class A	72,500	258,831
Transfar Zhilian Co. Ltd., Class A	203,094	217,086
Wanhua Chemical Group Co. Ltd., Class A	203,000	1,314,307
Zhejiang Longsheng Group Co. Ltd., Class A	217,500	426,994

		4,342,052

Commercial Services & Supplies — 0.1%
Tus Environmental Science And Technology Development Co. Ltd., Class A	101,500	124,918

Communications Equipment — 0.7%
Guangzhou Haige Communications Group Inc. Co., Class A	145,000	198,008

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Hengtong Optic-Electric Co. Ltd., Class A	130,500	$272,684
ZTE Corp., Class A(a)	232,000	1,099,955

		1,570,647

Construction & Engineering — 3.1%
China Communications Construction Co. Ltd., Class A	174,000	232,423
China Gezhouba Group Co. Ltd., Class A	333,513	271,274
China National Chemical Engineering Co. Ltd., Class A	314,610	267,063
China Railway Construction Corp. Ltd., Class A	754,075	1,004,056
China Railway Group Ltd., Class A	1,189,000	972,176
China State Construction Engineering Corp. Ltd., Class A	2,769,500	2,060,029
Metallurgical Corp. of China Ltd., Class A	1,203,500	468,099
Power Construction Corp. of China Ltd., Class A	826,500	523,261
Shanghai Construction Group Co. Ltd., Class A	522,000	252,677
Shanghai Tunnel Engineering Co. Ltd., Class A	203,000	167,710
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	174,050	197,406

		6,416,174

Construction Materials — 0.9%
Anhui Conch Cement Co. Ltd., Class A	261,000	1,562,003
BBMG Corp., Class A	565,500	261,692

		1,823,695

Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A(a)	101,500	202,002

Diversified Financial Services — 0.2%
Avic Capital Co. Ltd., Class A	638,001	413,884

Electrical Equipment — 1.6%
Contemporary Amperex Technology Co. Ltd., Class A	46,600	454,513
Dongfang Electric Corp. Ltd., Class A	188,500	236,540
Fangda Carbon New Material Co. Ltd., Class A(a)	159,592	242,402
NARI Technology Co. Ltd., Class A	304,510	948,804
Shanghai Electric Group Co. Ltd., Class A	522,000	361,602
TBEA Co. Ltd., Class A	246,500	224,643
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	232,051	414,056
Zhejiang Chint Electrics Co. Ltd., Class A	145,000	469,704

		3,352,264

Electronic Equipment, Instruments & Components — 4.6%
BOE Technology Group Co. Ltd., Class A	2,247,503	1,138,962
Chaozhou Three-Circle Group Co. Ltd., Class A	116,000	309,074
Foxconn Industrial Internet Co. Ltd., Class A	261,000	568,708
GoerTek Inc., Class A	217,504	573,659
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	623,552	2,863,436
Lens Technology Co. Ltd., Class A	217,500	407,543
Luxshare Precision Industry Co. Ltd., Class A	348,094	1,571,813
OFILM Group Co. Ltd., Class A(a)	188,500	299,153
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	101,500	296,951
Tianma Microelectronics Co. Ltd., Class A	145,000	283,634
Tunghsu Optoelectronic Technology Co. Ltd., Class A	406,000	274,906
Unisplendour Corp. Ltd., Class A	58,068	242,505
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	58,000	269,637
Zhejiang Dahua Technology Co. Ltd., Class A	203,000	464,517

		9,564,498

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	275,568	235,878

Entertainment — 0.6%
China Film Co. Ltd., Class A	101,500	191,916
Giant Network Group Co. Ltd., Class A	87,000	219,950

Security	Shares	Value

Entertainment (continued)
Mango Excellent Media Co. Ltd., Class A(a)	68,580	$262,846
Perfect World Co. Ltd./China, Class A	58,068	243,164
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	145,000	376,051

		1,293,927

Food & Staples Retailing — 0.4%
Yonghui Superstores Co. Ltd., Class A	633,675	750,193

Food Products — 4.8%
Beijing Dabeinong Technology Group Co. Ltd., Class A	290,000	199,243
Foshan Haitian Flavouring & Food Co. Ltd., Class A	145,027	2,299,137
Henan Shuanghui Investment & Development Co. Ltd., Class A	177,700	752,961
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	406,000	1,671,339
Muyuan Foodstuff Co. Ltd., Class A	116,000	1,621,940
New Hope Liuhe Co. Ltd., Class A	275,500	862,716
Tongwei Co. Ltd., Class A	261,093	471,436
Wens Foodstuffs Group Co. Ltd., Class A	348,099	1,990,366

		9,869,138

Health Care Equipment & Supplies — 0.6%
Lepu Medical Technology Beijing Co. Ltd., Class A	116,000	497,285
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,097	735,206

		1,232,491

Health Care Providers & Services — 1.2%
Aier Eye Hospital Group Co. Ltd., Class A	189,060	1,061,687
Huadong Medicine Co. Ltd., Class A	116,025	429,866
Jointown Pharmaceutical Group Co. Ltd., Class A	130,500	239,339
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	242,140	512,489
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	130,509	343,657

		2,587,038

Hotels, Restaurants & Leisure — 1.3%
China International Travel Service Corp. Ltd., Class A	130,540	1,674,219
Shenzhen Overseas Chinese Town Co. Ltd., Class A	536,556	536,202
Songcheng Performance Development Co. Ltd., Class A	101,596	426,883

		2,637,304

Household Durables — 2.6%
Gree Electric Appliances Inc. of Zhuhai, Class A	203,010	1,691,594
Haier Smart Home Co. Ltd., Class A	406,000	922,118
Hangzhou Robam Appliances Co. Ltd., Class A	58,000	259,428
Midea Group Co. Ltd., Class A	232,071	1,828,329
Oppein Home Group Inc., Class A	15,845	248,314
TCL Corp., Class A	928,000	433,396

		5,383,179

Independent Power and Renewable Electricity Producers — 3.3%
China National Nuclear Power Co. Ltd., Class A	870,008	624,905
China Yangtze Power Co. Ltd., Class A	1,450,099	3,676,374
GD Power Development Co. Ltd., Class A	1,319,500	436,421
Huadian Power International Corp. Ltd., Class A	449,500	224,602
Huaneng Power International Inc., Class A	319,000	258,111
Hubei Energy Group Co. Ltd., Class A	275,500	159,168
SDIC Power Holdings Co. Ltd., Class A	449,500	532,153
Shenergy Co. Ltd., Class A	319,031	262,212
Shenzhen Energy Group Co. Ltd., Class A	209,332	181,559
Sichuan Chuantou Energy Co. Ltd., Class A	304,500	417,546

		6,773,051

Insurance — 6.3%
China Life Insurance Co. Ltd., Class A	188,500	895,052

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
China Pacific Insurance Group Co. Ltd., Class A	420,500	$2,059,926
Hubei Biocause Pharmaceutical Co. Ltd., Class A	304,500	294,357
New China Life Insurance Co. Ltd., Class A	145,000	982,220
Ping An Insurance Group Co. of China Ltd., Class A	710,523	8,887,778

		13,119,333

IT Services — 0.2%
DHC Software Co. Ltd., Class A	203,000	205,748
Wangsu Science & Technology Co. Ltd., Class A	159,593	215,897

		421,645

Life Sciences Tools & Services — 0.9%
Hangzhou Tigermed Consulting Co. Ltd., Class A	46,200	447,923
WuXi AppTec Co. Ltd., Class A	101,500	1,355,370

		1,803,293

Machinery — 2.9%
China International Marine Containers Group Co. Ltd., Class A	103,718	142,813
China Shipbuilding Industry Co. Ltd., Class A	1,508,000	1,134,535
CRRC Corp. Ltd., Class A	1,595,000	1,630,173
Sany Heavy Industry Co. Ltd., Class A	551,000	1,053,561
Shenzhen Inovance Technology Co. Ltd., Class A	116,096	410,847
Weichai Power Co. Ltd., Class A	391,500	642,436
XCMG Construction Machinery Co. Ltd., Class A	551,000	353,533
Zhengzhou Yutong Bus Co. Ltd., Class A	145,000	294,337
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	375,300	311,656

		5,973,891

Marine — 0.2%
COSCO SHIPPING Development Co. Ltd., Class A	536,500	189,631
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	435,000	284,663

		474,294

Media — 0.7%
China South Publishing & Media Group Co. Ltd., Class A	116,082	190,486
Chinese Universe Publishing and Media Group Co. Ltd., Class A	87,746	148,098
CITIC Guoan Information Industry Co. Ltd., Class A(a)	246,500	121,069
Focus Media Information Technology Co. Ltd., Class A	957,060	815,138
Oriental Pearl Group Co. Ltd., Class A	231,399	295,627

		1,570,418

Metals & Mining — 3.1%
Aluminum Corp. of China Ltd., Class A(a)	870,000	418,658
Angang Steel Co. Ltd., Class A	377,000	160,012
Baoshan Iron & Steel Co. Ltd., Class A	1,218,070	1,002,861
China Molybdenum Co. Ltd., Class A	1,174,500	566,856
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	246,500	351,660
Ganfeng Lithium Co. Ltd., Class A	72,500	224,458
Hesteel Co. Ltd., Class A	710,500	250,125
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,030,500	589,353
Jiangxi Copper Co. Ltd., Class A	130,500	261,939
Jinduicheng Molybdenum Co. Ltd., Class A	174,098	176,949
Maanshan Iron & Steel Co. Ltd., Class A	377,000	142,352
Shandong Gold Mining Co. Ltd., Class A	174,020	785,043
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	275,500	157,213
Tongling Nonferrous Metals Group Co. Ltd., Class A	725,000	223,326
Zhejiang Huayou Cobalt Co. Ltd., Class A	72,500	252,656
Zhongjin Gold Corp. Ltd., Class A	232,000	271,037
Zijin Mining Group Co. Ltd., Class A	1,189,000	570,478

		6,404,976

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.1%
China Petroleum & Chemical Corp., Class A	1,667,543	$1,159,882
China Shenhua Energy Co. Ltd., Class A	290,099	759,360
Guanghui Energy Co. Ltd., Class A	478,500	223,470
PetroChina Co. Ltd., Class A	1,058,500	883,504
Shaanxi Coal Industry Co. Ltd., Class A	551,000	655,445
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	188,500	187,573
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	217,500	175,058
Yanzhou Coal Mining Co. Ltd., Class A	159,500	235,243

		4,279,535

Pharmaceuticals — 4.0%
Beijing Tongrentang Co. Ltd., Class A	87,799	342,739
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	58,000	242,715
Dong-E-E-Jiao Co. Ltd., Class A	43,500	218,159
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	87,000	417,053
Jiangsu Hengrui Medicine Co. Ltd., Class A	290,060	3,741,939
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	74,444	216,421
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	130,563	471,866
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	58,000	154,208
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	101,500	344,354
Tasly Pharmaceutical Group Co. Ltd., Class A	100,822	209,382
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,500	296,210
Yunnan Baiyao Group Co. Ltd., Class A	72,500	890,729
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	43,599	671,625

		8,217,400

Real Estate Management & Development — 4.6%
China Fortune Land Development Co. Ltd., Class A	203,000	822,702
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	430,652	1,144,387
China Vanke Co. Ltd., Class A	638,000	2,402,694
Financial Street Holdings Co. Ltd., Class A	203,066	226,569
Gemdale Corp., Class A	304,500	514,369
Greenland Holdings Corp. Ltd., Class A	522,000	505,354
Jinke Properties Group Co. Ltd., Class A	348,000	342,336
Oceanwide Holdings Co. Ltd., Class A	217,590	135,286
Poly Developments and Holdings Group Co. Ltd., Class A	797,500	1,631,305
RiseSun Real Estate Development Co. Ltd., Class A	290,037	358,190
Seazen Holdings Co. Ltd., Class A	145,000	654,951
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	101,500	233,123
Xinhu Zhongbao Co. Ltd., Class A	594,500	357,815
Zhejiang China Commodities City Group Co. Ltd., Class A	377,000	208,712

		9,537,793

Road & Rail — 0.6%
Daqin Railway Co. Ltd., Class A	986,048	1,067,980
Guangshen Railway Co. Ltd., Class A	362,500	159,004

		1,226,984

Semiconductors & Semiconductor Equipment — 0.7%
LONGi Green Energy Technology Co. Ltd., Class A	246,524	799,274
Sanan Optoelectronics Co. Ltd., Class A	274,896	593,134

		1,392,408

Software — 1.5%
360 Security Technology Inc., Class A	87,000	279,229
Aisino Corp., Class A	130,500	381,609
Beijing Shiji Information Technology Co. Ltd., Class A	53,672	277,021
Hundsun Technologies Inc., Class A	53,681	581,109
Iflytek Co. Ltd., Class A	145,050	681,326

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Shanghai 2345 Network Holding Group Co. Ltd., Class A	394,938	$182,763
Yonyou Network Technology Co. Ltd., Class A	159,515	669,566

		3,052,623

Specialty Retail — 0.7%
China Grand Automotive Services Group Co. Ltd., Class A	536,500	274,927
HLA Corp. Ltd., Class A	203,032	221,343
Suning.com Co. Ltd., Class A	609,000	912,033

		1,408,303

Technology Hardware, Storage & Peripherals — 0.1%
Ninestar Corp., Class A	72,510	287,584

Textiles, Apparel & Luxury Goods — 0.1%
Zhejiang Semir Garment Co. Ltd., Class A	130,500	206,180

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	188,500	227,175

Transportation Infrastructure — 0.7%
Ningbo Zhoushan Port Co. Ltd., Class A	565,500	295,407

Security	Shares	Value

Transportation Infrastructure (continued)
Shanghai International Airport Co. Ltd., Class A	60,184	$651,421
Shanghai International Port Group Co. Ltd., Class A	565,500	466,390

		1,413,218

Wireless Telecommunication Services — 0.9%
China United Network Communications Ltd., Class A	2,088,000	1,819,866

Total Common Stocks — 99.9% (Cost: $191,263,556)		206,898,380

Total Investments in Securities — 99.9% (Cost: $191,263,556)		206,898,380

Other Assets, Less Liabilities — 0.1%		219,434

Net Assets — 100.0%		$207,117,814

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$206,898,380	$—	$—	$206,898,380

4